Shareholder Report, Line Graph (Details) LMF7400_Western Asset SMASh Series Core Completion Fund_Single Class_TSR Annual {Single Class} - USD ($)							12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Aug. 17, 2020	Feb. 28, 2026
Western Asset SMASh Series Core Completion Fund
Account Value [Line Items]
Line Graph and Table Measure Name							Western Asset SMASh Series Core Completion Fund
Accumulated Value	$ 7,564	$ 6,996	$ 7,040	$ 9,102	$ 9,858	$ 10,000	$ 8,005
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Index
Accumulated Value	$ 9,460	$ 8,941	$ 8,653	$ 9,585	$ 9,845	$ 10,000	$ 10,052